Acquisitions and disposals - European Liberty Global assets (Details) - EUR (€) € in Millions	2 Months Ended	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Jul. 31, 2019
European Liberty Global assets
Acquisitions
Identifiable intangible assets			€ 5,696
Property, plant and equipment			4,708
Inventory			16
Trade and other receivables			796
Other investments			2
Cash and cash equivalents			109
Current and deferred taxation			(1,910)
Short and long-term borrowings			(9,512)
Trade and other payables			(1,059)
Post employment benefits			(40)
Provisions			(117)
Net identifiable liabilities acquired			(1,311)
Goodwill			11,620
Total consideration			10,309
Customer relationships			5,447
Brand			71
Software			€ 178
Transaction costs		€ 58
Revenue of acquiree since acquisition date	€ 491
Loss of acquiree since acquisition date	(11)
Revenue of combined entity as if combination occurred at beginning of period	22,940
Loss of combined entity as if combination occurred at beginning of period	(481)
Unitymedia GmbH
Acquisitions
Percentage of voting equity interests acquired			100.00%
UPC Czech
Acquisitions
Percentage of voting equity interests acquired			100.00%
UPC Hungary
Acquisitions
Percentage of voting equity interests acquired			100.00%
Other acquisitions
Acquisitions
Total consideration	29	29
Aggregate consideration	185	185
Aggregate provisional fair values of goodwill of the acquired operations	182	182
Aggregate provisional fair values of assets of the acquired operations	50	50
Aggregate provisional fair values of liabilities of the acquired operation	€ 47	€ 47